                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4975
-------------------------------------------------------------------------------

                          MFS MULTIMARKET INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                   Date of fiscal year end: October 31, 2003
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2003
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

ANNUAL REPORT 10/31/03

MFS(R) MULTIMARKET
INCOME TRUST

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS" privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

MFS(R) MULTIMARKET INCOME TRUST

The trust seeks to provide a high level of current income through investments in fixed-income securities.

New York Stock Exchange Symbol:  MMT

-------------------------------------------------------------------------------
To view MFS" statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.

-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN       8
----------------------------------------------------
RESULTS OF SHAREHOLDER MEETINGS                    9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              28
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     34
----------------------------------------------------
INDEPENDENT AUDITORS" REPORT                      45
----------------------------------------------------
TRUSTEES AND OFFICERS                             46
----------------------------------------------------
FEDERAL TAX INFORMATION                           48
----------------------------------------------------
CONTACT INFORMATION                               49

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings in the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    November 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers" ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies" customers and competitors

o developing our own proprietary estimates of companies" earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The bond market for the 12 months ended October 31, 2003, was influenced by accommodative worldwide monetary policies and low interest rates paid on government bonds. As the global economies began to respond to stimulative monetary policies, investors became less risk averse and turned toward investments they had avoided in 2002. As a result, high-yield corporate bonds and emerging market debt outperformed government debt and high-grade corporate bonds. Generally, over the past year, lower-rated bonds outperformed higher-rated issues.

Although global interest rates on October 31, 2003, were not that different from what they had been at the end of October 2002, they were volatile during that 12-month period. For example, the 10-year U.S. Treasury bond reached 3.10% in June 2003 - a four decade low. However, interest rates on the 10-year Treasury then backed up from late June through August until they reached 4.60% in September 2003.

------------------------------------------------

TOP 5 PORTFOLIO ALLOCATIONS
AS OF 10/31/03

HIGH-YIELD CORPORATES                      30.7%
------------------------------------------------
HIGH GRADE CORPORATES                      24.4%
------------------------------------------------
INTERNATIONAL SOVEREIGNS                   16.5%
------------------------------------------------
EMERGING MARKETS DEBT                       9.2%
------------------------------------------------
COMMERCIAL MORTGAGE-BACKED                  8.3%
------------------------------------------------
The portfolio is actively managed, and current holdings may be different.

------------------------------------------------

TRUST POSITIONING

MFS Multimarket Income Trust is one of our more highly diversified closed-end offerings. Investments include U.S. government bonds, international bonds, high-grade and high-yield corporate bonds, and emerging market bonds.

The biggest shift in portfolio holdings was to increase the trust's holdings in high-yield bonds from nearly 18% at the start of the period to more than 30% of the portfolio. We also expanded our holdings in high-grade corporate bonds and emerging market debt. In the process, we sliced the size of our investments in U.S. Treasury securities, cut back positions in U.S. government agency bonds, and dramatically reduced trust holdings of mortgage-backed securities.

CONTRIBUTORS TO PERFORMANCE

The most significant performance drivers were the trust's investments in the single-B to triple-B quality categories, especially the lower ratings in that range. When the economy began exhibiting positive signs in 2002, these higher-yielding issuers found it easier to gain access to the capital they needed to keep their businesses expanding. That renewed access also helped allay investor concerns about the group's ability to meet future obligations, especially as the U.S. economy continued to improve in 2003.

The strongest industry sectors were industrials and telecommunications.
Both groups had fallen out of favor with investors in 2002 for reasons that included structural problems, the threat of potential defaults, and limited access to capital. As the economy improved, investors realized that the default threat was not as severe as they had anticipated. Also, the capital markets loosened, and that easing proved to be a watershed event. That financing pulled companies such as Charter Communications back from the brink of bankruptcy.

Our positioning of international holdings also helped returns. We favored German government bonds, which performed well during the period. Our decision to avoid Japanese bonds also benefited the trust, especially when interest rates on those bonds rose by 1.15% from 0.45% to 1.6%, before ending the period at roughly 1.4%.

DETRACTORS FROM TRUST PERFORMANCE

The nature of this portfolio is to provide investors with broad diversification within the fixed-income markets. Relative performance results, when compared to different benchmark indices, will naturally differ from benchmark indices that are comprised of just one or very few fixed-income sectors. For this reporting period ended October 31, 2003, the trust's net asset value results were lower than its 100% high-yield benchmark index and the 100% emerging market debt index.

At the time yields on the 10-year U.S. Treasuries were rising, we had 2% to 3% of the trust's assets invested in that sector and less than 0.5% in U.S. government agency issues. The value of the trust's Treasury and agency holdings declined during the summer of 2003 and detracted from overall performance.

In addition, our high-yield position in the food distributor Fleming Company hurt performance. Although our holding in Fleming was small, the company's bonds declined when allegations of accounting irregularities were raised and the company subsequently filed for bankruptcy.

    Respectfully,

/s/ Peter C. Vaream

    Peter C. Vaream
    Portfolio Manager

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.
o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.

-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/03
-------------------------------------------------------------------------------

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be different from those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

-------------------
Year ended 10/31/03
-------------------
                                                 Date                  Price
------------------------------------------------------------------------------
Net asset value                                10/31/2002                $6.32
------------------------------------------------------------------------------
                                               10/31/2003                $6.76
------------------------------------------------------------------------------
New York Stock Exchange                        10/31/2002                $5.69
------------------------------------------------------------------------------
                                                6/04/2003  (high)*       $6.46
------------------------------------------------------------------------------
                                               11/15/2002  (low)*        $5.69
------------------------------------------------------------------------------
                                               10/31/2003                $6.41
------------------------------------------------------------------------------
* For the period from November 1, 2002 through October 31, 2003.
------------------------------------------------------------------------------

-------------------
Year ended 10/31/03
-------------------

TOTAL RETURN VS BENCHMARKS

------------------------------------------------------------------------------
New York Stock Exchange price*                                          20.11%
------------------------------------------------------------------------------
Net asset value                                                         14.04%
------------------------------------------------------------------------------
Citigroup World Government Bond Non-dollar Hedged Index                  2.58%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                                     4.90%
------------------------------------------------------------------------------
Lehman Brothers High Yield Index                                        33.77%
------------------------------------------------------------------------------
J.P. Morgan EMBI Index Global                                           27.83%
------------------------------------------------------------------------------

* Includes reinvestment of dividend and capital distributions.

INDEX DEFINITIONS

CITIGROUP WORLD GOVERNMENT BOND NON-DOLLAR HEDGED INDEX - measures the government bond markets around the world, ex-U.S.

LEHMAN BROTHERS AGGREGATE BOND INDEX - a measure of the U.S. bond market.

LEHMAN BROTHERS HIGH YIELD INDEX - measures the performance of the high-yield bond market.

J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL (THE EMBI GLOBAL) - tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI Plus).

It is not possible to invest directly in an index.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.



In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

-------------------------------------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
-------------------------------------------------------------------------------

MFS offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments in any amount over $100 can be made in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 10/31/03
-------------------------------------------------------------------------------

At the annual meeting of shareholders of MFS Multimarket Income Trust, which was held on October 7, 2003, the following actions were taken:

ITEM 1. To elect a Board of Trustees.

                                                    NUMBER OF SHARES
                                           -----------------------------------
NOMINEE                                          FOR        WITHHOLD AUTHORITY

John W. Ballen                              75,485,376.780       1,453,912.590
------------------------------------------------------------------------------
William J. Poorvu                           75,484,724.020       1,454,565.350
------------------------------------------------------------------------------
J. Dale Sherratt                            75,448,258.982       1,491,030.388
------------------------------------------------------------------------------
Ward Smith                                  75,365,597.457       1,573,691.913
------------------------------------------------------------------------------

ITEM 2. To ratify the selection of independent public accountants for the current fiscal year.

                                          NUMBER OF SHARES

For                                         75,596,591.897
----------------------------------------------------------
Against                                        692,449.509
----------------------------------------------------------
Abstain                                        650,247.964
----------------------------------------------------------

------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/03
------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.8%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 63.0%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.3%
-----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75s, 2012                               $1,000            $1,020,000
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.5s, 2005                              275               333,657
-----------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 10.375s, 2005                                 1,221             1,196,580
-----------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25s, 2013                                            1,370             1,441,925
-----------------------------------------------------------------------------------------------------
Muzak LLC, 10s, 2009                                                        435               457,837
-----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0s to 2006,
12.25s to 2009                                                            2,275             1,911,000
-----------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875s, 2011                                             1,425             1,567,500
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 14s, 2009                                         380               325,850
-----------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12s, 2010                                       1,450             1,613,125
-----------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5s, 2008                                      2,750             2,963,125
-----------------------------------------------------------------------------------------------------
                                                                                          $12,830,599
-----------------------------------------------------------------------------------------------------
Aerospace - 0.9%
-----------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.75s, 2007                                        $1,153            $1,235,356
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875s, 2008                                                1,215             1,348,650
-----------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75s, 2009                                                   800               834,000
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.25s, 2007                                         157               162,495
-----------------------------------------------------------------------------------------------------
K & F Industries, Inc., 9.625s, 2010                                      1,500             1,680,000
-----------------------------------------------------------------------------------------------------
                                                                                           $5,260,501
-----------------------------------------------------------------------------------------------------
Airlines - 0.4%
-----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545s, 2019                                 $2,387            $2,373,966
-----------------------------------------------------------------------------------------------------

Airlines Pass-Through
-----------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875s, 2019                                 $247                $4,939
-----------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.1%
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2005 (In Default)                       $2,150              $247,250
-----------------------------------------------------------------------------------------------------
Westpoint Stevens, Inc., 7.875s, 2008 (In Default)                        1,225               140,875
-----------------------------------------------------------------------------------------------------
                                                                                             $388,125
-----------------------------------------------------------------------------------------------------
Automotive - 3.8%
-----------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75s, 2011                              $1,173              $985,320
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.625s, 2004                                         255               297,770
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7s, 2013                                           1,000               983,043
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875s, 2010                                       3,058             3,199,151
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6s, 2006                                   375               452,708
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7s, 2012                                 2,610             2,697,553
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8s, 2031                                 1,367             1,405,824
-----------------------------------------------------------------------------------------------------
Lear Corp., 8.11s, 2009                                                   5,765             6,644,162
-----------------------------------------------------------------------------------------------------
Metaldyne Corp., 11s, 2012                                                2,025             1,701,000
-----------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25s, 2013                                    1,705             1,884,025
-----------------------------------------------------------------------------------------------------
TRW, Inc., 9.375s, 2013#                                                    635               720,725
-----------------------------------------------------------------------------------------------------
TRW, Inc., 11s, 2013#                                                       200               236,000
-----------------------------------------------------------------------------------------------------
                                                                                          $21,207,281
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.8%
-----------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp., 6.5s, 2012                             $3,033            $3,349,400
-----------------------------------------------------------------------------------------------------
Popular, Inc., 4.25s, 2008                                                1,525             1,544,627
-----------------------------------------------------------------------------------------------------
                                                                                           $4,894,027
-----------------------------------------------------------------------------------------------------
Basic Industry - 0.2%
-----------------------------------------------------------------------------------------------------
Trimas Corp., 9.875s, 2012                                                 $985              $989,925
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 4.9%
-----------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC, 8.625s, 2009                        $3,300            $2,648,250
-----------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5s, 2013                                 7,341             8,434,104
-----------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125s, 2009                                          3,469             3,607,760
-----------------------------------------------------------------------------------------------------
DirecTV Holdings LLC, 8.375s, 2013                                          600               675,000
-----------------------------------------------------------------------------------------------------
Jones Intercable, Inc., 8.875s, 2007                                      1,500             1,580,654
-----------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., 10.5s, 2006                                   500               590,000
-----------------------------------------------------------------------------------------------------
Mediacom Communications Corp., 11s, 2013                                  2,600             2,717,000
-----------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65s, 2027                             5,000             6,081,250
-----------------------------------------------------------------------------------------------------
Tele Communications, Inc., 9.8s, 2012                                     1,135             1,474,431
-----------------------------------------------------------------------------------------------------
                                                                                          $27,808,449
-----------------------------------------------------------------------------------------------------
Building - 0.8%
-----------------------------------------------------------------------------------------------------
American Standard, Inc., 7.375s, 2008                                    $1,015            $1,119,038
-----------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625s, 2010#                                         500               530,000
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 9.25s, 2007                                                   125               129,219
-----------------------------------------------------------------------------------------------------
Nortek, Inc., 8.875s, 2008                                                1,215             1,266,637
-----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875s, 2007                                     1,455             1,476,825
-----------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10s, 2008#                                         205               225,500
-----------------------------------------------------------------------------------------------------
                                                                                           $4,747,219
-----------------------------------------------------------------------------------------------------
Business Services - 1.1%
-----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625s, 2013                                          $985            $1,076,112
-----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75s, 2015                                          1,630             1,740,025
-----------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5s, 2008                                     2,050             1,906,500
-----------------------------------------------------------------------------------------------------
Xerox Corp., 7.625s, 2013                                                 1,415             1,443,300
-----------------------------------------------------------------------------------------------------
                                                                                           $6,165,937
-----------------------------------------------------------------------------------------------------
Chemicals - 0.9%
-----------------------------------------------------------------------------------------------------
Huntsman ICI Holdings LLC, 10.125s, 2009                                 $1,900            $1,809,750
-----------------------------------------------------------------------------------------------------
JohnsonDiversey, Inc., 10.67s, 2013#                                      1,465             1,091,425
-----------------------------------------------------------------------------------------------------
Koppers, Inc., 9.875s, 2013#                                                400               422,000
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.875s, 2007                                       1,060             1,075,900
-----------------------------------------------------------------------------------------------------
Nalco Co., 7.75s, 2011#                                                     695               722,800
-----------------------------------------------------------------------------------------------------
                                                                                           $5,121,875
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.8%
-----------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5s, 2009                            $1,450            $1,479,000
-----------------------------------------------------------------------------------------------------
Remington Arms, Inc., 10.5s, 2011                                           500               523,125
-----------------------------------------------------------------------------------------------------
Samsonite Corp., 10.75s, 2008                                               740               777,000
-----------------------------------------------------------------------------------------------------
Sealy Mattress Co., 9.875s, 2007                                          1,700             1,755,250
-----------------------------------------------------------------------------------------------------
                                                                                           $4,534,375
-----------------------------------------------------------------------------------------------------
Containers - 0.9%
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875s, 2009                         $515              $558,775
-----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25s, 2013                         2,090             2,204,950
-----------------------------------------------------------------------------------------------------
Pliant Corp., 13s, 2010                                                   1,000               955,000
-----------------------------------------------------------------------------------------------------
Silgan Holdings, Inc., 9s, 2009                                           1,425             1,473,094
-----------------------------------------------------------------------------------------------------
                                                                                           $5,191,819
-----------------------------------------------------------------------------------------------------
Corporate Asset-Backed - 8.5%
-----------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding Corp., 7s, 2029                      $3,570            $3,545,735
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44s, 2030                         8,000             6,996,082
-----------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89s, 2009                                   1,286             1,300,441
-----------------------------------------------------------------------------------------------------
Deutsche Mortgage Acceptance Corp., 7.5s, 2031                            1,847             1,362,473
-----------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., 8s, 2003+                                     60                59,669
-----------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.875s, 2023 (Interest Only)                  9,452             1,798,320
-----------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank, 0.757s, 2028
(Interest Only)                                                          84,041             2,217,784
-----------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank, 7s, 2014                                1,847             1,727,597
-----------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank, 7.5s, 2029                              1,847             1,708,017
-----------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Security, Inc., 6.02s, 2033                      5,800             5,154,831
-----------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, 1.161s, 2028
(Interest Only)                                                          24,085               855,971
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86s, 2010                               2,215             2,320,625
-----------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.709s, 2039                              5,560             5,305,681
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214s, 2007                              2,250             2,279,592
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.083s, 2031
(Interest Only)                                                          25,109               822,869
-----------------------------------------------------------------------------------------------------
Multi Family Capital Access One, Inc., 6.65s, 2024                          155               172,696
-----------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5s, 2031                                       4,560             4,128,368
-----------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., 7.75s, 2027                             1,747             1,744,534
-----------------------------------------------------------------------------------------------------
TIAA Retail Commercial Mortgage Trust, 7.17s, 2032#                       4,309             4,682,232
-----------------------------------------------------------------------------------------------------
                                                                                          $48,183,517
-----------------------------------------------------------------------------------------------------
Defense Electronics - 0.3%
-----------------------------------------------------------------------------------------------------
L-3 Communications Corp., 7.625s, 2012                                   $1,455            $1,585,950
-----------------------------------------------------------------------------------------------------

Energy - Independent - 0.2%
-----------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375s, 2007                                           $908              $934,173
-----------------------------------------------------------------------------------------------------

Energy - Integrated - 0.7%
-----------------------------------------------------------------------------------------------------
Triton Energy Ltd., 9.25s, 2005                                          $3,500            $3,801,269
-----------------------------------------------------------------------------------------------------

Entertainment - 2.3%
-----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5s, 2011                                      $1,700            $1,787,125
-----------------------------------------------------------------------------------------------------
Disney (Walt) Co., 6.75s, 2006                                            2,140             2,335,117
-----------------------------------------------------------------------------------------------------
News America Holdings, Inc., 7.7s, 2025                                     517               591,062
-----------------------------------------------------------------------------------------------------
News America, Inc., 6.55s, 2033                                             529               540,364
-----------------------------------------------------------------------------------------------------
Regal Cinemas Corp., 9.375s, 2012                                         2,425             2,740,250
-----------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75s, 2013                                              1,500             1,470,000
-----------------------------------------------------------------------------------------------------
Turner Broadcasting Systems, Inc., 8.375s, 2013                             419               504,035
-----------------------------------------------------------------------------------------------------
Turner Broadcasting Systems, Inc., 8.4s, 2024                             3,000             3,154,965
-----------------------------------------------------------------------------------------------------
                                                                                          $13,122,918
-----------------------------------------------------------------------------------------------------
Financial Institutions - 0.7%
-----------------------------------------------------------------------------------------------------
SLM Corp., 1.381s, 2007                                                  $4,120            $4,120,012
-----------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 0.1%
-----------------------------------------------------------------------------------------------------
Seminis, Inc., 10.25s, 2013#                                               $360              $385,200
-----------------------------------------------------------------------------------------------------

Forest & Paper Products - 1.2%
-----------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp., 9.25s, 2008                                     $2,150            $2,182,250
-----------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5s, 2013#                                     525               549,281
-----------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375s, 2013                                       1,220             1,403,000
-----------------------------------------------------------------------------------------------------
International Paper Co., 5.375s, 2006                                       140               168,619
-----------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8s, 2032                                            2,678             2,729,281
-----------------------------------------------------------------------------------------------------
                                                                                           $7,032,431
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.8%
-----------------------------------------------------------------------------------------------------
Aztar Corp., 8.875s, 2007                                                $1,550            $1,619,750
-----------------------------------------------------------------------------------------------------
Forest City Enterprises, Inc., 7.625s, 2015                                 235               244,400
-----------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625s, 2012                                         1,100             1,216,875
-----------------------------------------------------------------------------------------------------
Host Marriott LP, 8.45s, 2008                                             2,635             2,740,400
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375s, 2011                                            1,550             1,728,250
-----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 8.875s, 2008                              1,540             1,711,325
-----------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75s, 2013                                   650               650,000
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, Inc., 7.875s, 2012                             2,600             2,873,000
-----------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11s, 2010                                     1,525             1,759,469
-----------------------------------------------------------------------------------------------------
Wackenhut Corrections Corp., 8.25s, 2013#                                 1,110             1,176,600
-----------------------------------------------------------------------------------------------------
                                                                                          $15,720,069
-----------------------------------------------------------------------------------------------------
Home Construction - 0.8%
-----------------------------------------------------------------------------------------------------
Horton (D.R.), Inc., 8s, 2009                                            $1,565            $1,744,975
-----------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 6.375s, 2033                                           3,033             2,899,327
-----------------------------------------------------------------------------------------------------
                                                                                           $4,644,302
-----------------------------------------------------------------------------------------------------
Insurance - 0.2%
-----------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6s, 2008#                                    $1,230            $1,370,547
-----------------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.8%
-----------------------------------------------------------------------------------------------------
Allstate Corp., 7.2s, 2009                                               $1,668            $1,938,883
-----------------------------------------------------------------------------------------------------
Willis Corroon Corp., 9s, 2009                                            2,325             2,458,688
-----------------------------------------------------------------------------------------------------
                                                                                           $4,397,571
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.9%
-----------------------------------------------------------------------------------------------------
AGCO Corp., 9.5s, 2008                                                   $2,000            $2,180,000
-----------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25s, 2011#                                    1,845             2,034,112
-----------------------------------------------------------------------------------------------------
Blount, Inc., 7s, 2005                                                      700               689,500
-----------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5s, 2012                                          1,180             1,339,300
-----------------------------------------------------------------------------------------------------
Terex Corp., 9.25s, 2011                                                  1,380             1,521,450
-----------------------------------------------------------------------------------------------------
Terex Corp., 10.375s, 2011                                                1,140             1,285,350
-----------------------------------------------------------------------------------------------------
United Rentals, Inc., 10.75s, 2008                                        1,600             1,796,000
-----------------------------------------------------------------------------------------------------
                                                                                          $10,845,712
-----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.6%
-----------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375s, 2011                                    $1,600            $1,692,000
-----------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125s, 2012                       1,133             1,217,975
-----------------------------------------------------------------------------------------------------
Genesis Healthcare Corp., 8s, 2013#                                         255               260,419
-----------------------------------------------------------------------------------------------------
                                                                                           $3,170,394
-----------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
-----------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75s, 2013#                                     $735              $760,725
-----------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 6.875s, 2013                                       340               357,850
-----------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75s, 2011                                             501               597,100
-----------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75s, 2010                                             1,010             1,065,550
-----------------------------------------------------------------------------------------------------
                                                                                           $2,781,225
-----------------------------------------------------------------------------------------------------
Municipals - 2.6%
-----------------------------------------------------------------------------------------------------
Florida Board of Education Capital Outlay, 5s, 2030                      $3,000            $3,023,190
-----------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority, NY, 5s, 2031                       3,000             3,015,690
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, 5.5s, 2012                     1,500             1,705,095
-----------------------------------------------------------------------------------------------------
Philadelphia, PA Water & Wastewater Revenue, 5s, 2031                     2,700             2,706,318
-----------------------------------------------------------------------------------------------------
State of Massachusetts, 5.5s, 2013                                        3,620             4,110,112
-----------------------------------------------------------------------------------------------------
                                                                                          $14,560,405
-----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.8%
-----------------------------------------------------------------------------------------------------
AmeriGas Partners LLP, 8.875s, 2011                                      $1,635            $1,773,975
-----------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners, 7.3s, 2033                                 2,578             2,892,093
-----------------------------------------------------------------------------------------------------
                                                                                           $4,666,068
-----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.9%
-----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875s, 2010                                             $440              $479,600
-----------------------------------------------------------------------------------------------------
Southern Natural Gas Co., 8.875s, 2010                                    1,540             1,678,600
-----------------------------------------------------------------------------------------------------
Williams Cos., Inc., 6.25s, 2006                                            667               683,675
-----------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125s, 2011                                         2,100             2,152,500
-----------------------------------------------------------------------------------------------------
                                                                                           $4,994,375
-----------------------------------------------------------------------------------------------------
Oils - 0.3%
-----------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875s, 2012                                        $1,331            $1,461,969
-----------------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 0.7%
-----------------------------------------------------------------------------------------------------
Jabil Circuit, Inc., 5.875s, 2010                                        $1,033            $1,067,181
-----------------------------------------------------------------------------------------------------
Unisys Corp., 7.875s, 2008                                                2,655             2,764,519
-----------------------------------------------------------------------------------------------------
                                                                                           $3,831,700
-----------------------------------------------------------------------------------------------------
Photographic Products - 0.1%
-----------------------------------------------------------------------------------------------------
Eastman Kodak Co., 7.25s, 2013                                             $833              $849,451
-----------------------------------------------------------------------------------------------------

Pollution Control - 0.5%
-----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875s, 2013                           $2,375            $2,547,187
-----------------------------------------------------------------------------------------------------

Printing & Publishing - 1.0%
-----------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875s, 2009                                         $1,500            $1,698,750
-----------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875s, 2013#                                         1,490             1,694,875
-----------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9s, 2010                          800               848,000
-----------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625s, 2012                                             1,050             1,178,625
-----------------------------------------------------------------------------------------------------
                                                                                           $5,420,250
-----------------------------------------------------------------------------------------------------
Real Estate - 0.8%
-----------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5s, 2015                                        $2,949            $2,774,681
-----------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6s, 2012                                              1,399             1,478,616
-----------------------------------------------------------------------------------------------------
                                                                                           $4,253,297
-----------------------------------------------------------------------------------------------------
Stores - 0.7%
-----------------------------------------------------------------------------------------------------
J. Crew Corp., 10.375s, 2007                                             $1,100            $1,133,000
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5s, 2011                                                1,760             1,980,000
-----------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25s, 2013                                                 815               876,125
-----------------------------------------------------------------------------------------------------
                                                                                           $3,989,125
-----------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
-----------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 9.25s, 2010 (In Default)                             $1,695              $262,725
-----------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875s, 2012                                              1,650             1,724,250
-----------------------------------------------------------------------------------------------------
                                                                                           $1,986,975
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.3%
-----------------------------------------------------------------------------------------------------
AT&T Corp., 8.5s, 2031                                                   $1,113            $1,262,095
-----------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5s, 2010#                                        1,600             1,868,000
-----------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875s, 2028                                        1,501             1,412,549
-----------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875s, 2012                                      2,473             2,713,017
-----------------------------------------------------------------------------------------------------
                                                                                           $7,255,661
-----------------------------------------------------------------------------------------------------
Tobacco - 0.1%
-----------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc., 6.8s, 2003                                       $593              $594,485
-----------------------------------------------------------------------------------------------------

U.S. Government Agencies - 3.4%
-----------------------------------------------------------------------------------------------------
FNMA, 6s, 2016                                                             $792              $823,792
-----------------------------------------------------------------------------------------------------
FNMA, 6s, 2017                                                            2,237             2,326,930
-----------------------------------------------------------------------------------------------------
FNMA, 6.5s, 2031                                                            419               434,917
-----------------------------------------------------------------------------------------------------
FNMA, 6.5s, 2032                                                          5,366             5,575,000
-----------------------------------------------------------------------------------------------------
FNMA, 5.5s, 2033                                                          8,175             8,253,656
-----------------------------------------------------------------------------------------------------
Small Business Administration, 5.34s, 2021                                1,841             1,900,454
-----------------------------------------------------------------------------------------------------
                                                                                          $19,314,749
-----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 2.4%
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375s, 2007                                       $12,598           $13,738,558
-----------------------------------------------------------------------------------------------------

Utilities - Electric Power - 5.7%
-----------------------------------------------------------------------------------------------------
AES Corp., 8.75s, 2013#                                                  $1,100            $1,174,250
-----------------------------------------------------------------------------------------------------
AES Corp., 9s, 2015#                                                      1,100             1,177,000
-----------------------------------------------------------------------------------------------------
Beaver Valley II Funding, 9s, 2017                                        1,491             1,733,802
-----------------------------------------------------------------------------------------------------
BVPS II Funding Corp., 8.68s, 2017                                          870             1,000,578
-----------------------------------------------------------------------------------------------------
Calpine Corp., 8.5s, 2011                                                   750               536,250
-----------------------------------------------------------------------------------------------------
Calpine Corp., 8.75s, 2013#                                               1,255             1,145,187
-----------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5s, 2011                                             $1,300            $1,358,500
-----------------------------------------------------------------------------------------------------
Dynegy, Inc., 6.875s, 2011                                                1,600             1,392,000
-----------------------------------------------------------------------------------------------------
Entergy Louisiana, Inc., 8.09s, 2017                                      2,132             2,426,374
-----------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5s, 2008                               2,437             2,369,346
-----------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875s, 2012                             3,552             3,675,173
-----------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 8.77s, 2018                                   2,309             2,407,329
-----------------------------------------------------------------------------------------------------
NiSource, Inc., 7.875s, 2010                                              2,409             2,850,425
-----------------------------------------------------------------------------------------------------
PG&E Corp., 6.875s, 2008#                                                   400               424,000
-----------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75s, 2007                                               3,120             3,151,200
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25s, 2010#                                       490               438,550
-----------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5s, 2013#                                        575               511,750
-----------------------------------------------------------------------------------------------------
TXU Corp., 6.375s, 2006                                                   3,943             4,179,580
-----------------------------------------------------------------------------------------------------
                                                                                          $31,951,294
-----------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.2%
-----------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7.25s, 2013#                                      $1,205            $1,229,100
-----------------------------------------------------------------------------------------------------

Wireless Communications - 1.6%
-----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12.5s, 2011                                      $1,925            $1,848,000
-----------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co., 10.75s, 2008                             500               500,000
-----------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co., 10.125s, 2013#                         1,270             1,320,800
-----------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.375s, 2011                           1,500             1,537,500
-----------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875s, 2013#                                  495               502,425
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75s, 2010                                           475               425,125
-----------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.5s, 2013                                              1,055             1,110,387
-----------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25s, 2013#                                      1,715             1,792,175
-----------------------------------------------------------------------------------------------------
                                                                                           $9,036,412
-----------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                         $355,295,388
-----------------------------------------------------------------------------------------------------

Foreign Bonds - 33.8%
-----------------------------------------------------------------------------------------------------
Algeria - 0.1%
-----------------------------------------------------------------------------------------------------
Republic of Algeria, 2.063s, 2010                                          $630              $606,845
-----------------------------------------------------------------------------------------------------

Argentina
-----------------------------------------------------------------------------------------------------
Republic of Argentina, 2s, 2008                                           ARS93               $25,216
-----------------------------------------------------------------------------------------------------
Republic of Argentina, 1.162s, 2012                                        $249               142,677
-----------------------------------------------------------------------------------------------------
                                                                                             $167,893
-----------------------------------------------------------------------------------------------------

Australia - 0.6%
-----------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75s, 2012 (Food &
Non Alcoholic Beverages)#                                                $3,480            $3,549,600
-----------------------------------------------------------------------------------------------------

Austria - 1.0%
-----------------------------------------------------------------------------------------------------
Republic of Austria, 5.5s, 2007                                       EUR 3,064            $3,826,879
-----------------------------------------------------------------------------------------------------
Republic of Austria, 5s, 2012                                               953             1,166,511
-----------------------------------------------------------------------------------------------------
Republic of Austria, 4.65s, 2018                                            574               666,015
-----------------------------------------------------------------------------------------------------
                                                                                           $5,659,405
-----------------------------------------------------------------------------------------------------
Belgium - 0.2%
-----------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75s, 2009                                         EUR 685              $795,671
-----------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5s, 2012                                                435               533,205
-----------------------------------------------------------------------------------------------------
                                                                                           $1,328,876
-----------------------------------------------------------------------------------------------------
Brazil - 2.0%
-----------------------------------------------------------------------------------------------------
Banco Nacional de Desenvolvi, 8.754s, 2008 (Banks &
Credit Companies)                                                          $497              $484,575
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.063s, 2009                                    756               687,768
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 9.25s, 2010                                   1,330             1,326,010
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 10s, 2011                                     1,801             1,837,020
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.063s, 2012                                    975               819,000
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 10.25s, 2013                                    399               410,970
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8s, 2014                                      4,110             3,825,182
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2s, 2024                                        537               425,841
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875s, 2024                                  1,764             1,459,710
-----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11s, 2040                                       117               114,192
-----------------------------------------------------------------------------------------------------
                                                                                          $11,390,268
-----------------------------------------------------------------------------------------------------
Bulgaria - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25s, 2015#                                       $1,312            $1,492,400
-----------------------------------------------------------------------------------------------------

Canada - 1.8%
-----------------------------------------------------------------------------------------------------
Abitibi Consolidated, Inc., 6.95s, 2006 (Forest & Paper
Products)                                                                $2,500            $2,577,267
-----------------------------------------------------------------------------------------------------
Abitibi Consolidated, Inc., 8.55s, 2010 (Forest & Paper
Products)                                                                 1,384             1,505,103
-----------------------------------------------------------------------------------------------------
Government of Canada, 5.5s, 2009                                      CAD 2,837             2,278,870
-----------------------------------------------------------------------------------------------------
Government of Canada, 5.25s, 2012                                         1,606             1,258,099
-----------------------------------------------------------------------------------------------------
Government of Canada, 8s, 2023                                              690               690,905
-----------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 6.25s, 2013 (Broadcast & Cable TV)                   $1,765             1,765,000
-----------------------------------------------------------------------------------------------------
                                                                                          $10,075,244
-----------------------------------------------------------------------------------------------------
Chile - 0.4%
-----------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35s, 2013
(Utilities - Electric Power)                                             $1,231            $1,325,089
-----------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875s, 2011 (Utilities -
Electric Power)                                                             700               796,287
-----------------------------------------------------------------------------------------------------
                                                                                           $2,121,376
-----------------------------------------------------------------------------------------------------
Colombia - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 9.75s, 2009                                          $833              $905,887
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75s, 2013                                          455               497,088
-----------------------------------------------------------------------------------------------------
Republic of Colombia, 10.375s, 2033                                          72                72,360
-----------------------------------------------------------------------------------------------------
                                                                                           $1,475,335
-----------------------------------------------------------------------------------------------------
Denmark - 0.5%
-----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7s, 2007                                          DKK 4,819              $850,114
-----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6s, 2009                                              8,242             1,423,093
-----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6s, 2011                                              2,000               348,594
-----------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5s, 2013                                              2,999               487,314
-----------------------------------------------------------------------------------------------------
                                                                                           $3,109,115
-----------------------------------------------------------------------------------------------------
Dominican Republic - 0.1%
-----------------------------------------------------------------------------------------------------
Dominican Republic, 9.5s, 2006#                                            $485              $421,950
-----------------------------------------------------------------------------------------------------
Dominican Republic, 9.04s, 2013#                                            386               297,220
-----------------------------------------------------------------------------------------------------
                                                                                             $719,170
-----------------------------------------------------------------------------------------------------
Ecuador
-----------------------------------------------------------------------------------------------------
Republic of Ecuador, 7s, 2030                                               $79               $52,416
-----------------------------------------------------------------------------------------------------

Finland - 1.1%
-----------------------------------------------------------------------------------------------------
Republic of Finland, 2.75s, 2006                                        EUR 147              $169,742
-----------------------------------------------------------------------------------------------------
Republic of Finland, 3s, 2008                                             3,368             3,808,904
-----------------------------------------------------------------------------------------------------
Republic of Finland, 5.375s, 2013                                         1,621             2,037,664
-----------------------------------------------------------------------------------------------------
                                                                                           $6,016,310
-----------------------------------------------------------------------------------------------------
France - 2.7%
-----------------------------------------------------------------------------------------------------
Vivendi Universal S.A., 6.25s, 2008 (Advertising &
Broadcasting)#                                                             $905              $945,725
-----------------------------------------------------------------------------------------------------
France Telecom S.A., 8.45s, 2006 (Telecommunications -
Wireline)                                                                   105               117,591
-----------------------------------------------------------------------------------------------------
Crown Cork & Seal Co., Inc., 9.5s, 2011 (Containers)                      1,580             1,753,800
-----------------------------------------------------------------------------------------------------
France Telecom S.A. (Telecom - Wireline), 9.75s, 2031
(Telecommunications - Wireline)                                           2,141             2,825,737
-----------------------------------------------------------------------------------------------------
Republic of France, 4.75s, 2007                                       EUR 1,370             1,668,892
-----------------------------------------------------------------------------------------------------
Republic of France, 4s, 2009                                              2,767             3,238,414
-----------------------------------------------------------------------------------------------------
Republic of France, 4.75s, 2012                                             458               551,284
-----------------------------------------------------------------------------------------------------
Republic of France, 5s, 2012                                                400               491,045
-----------------------------------------------------------------------------------------------------
Republic of France, 5s, 2016                                                207               251,011
-----------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875s, 2011 (Chemicals)#                                   $2,090             1,860,100
-----------------------------------------------------------------------------------------------------
SNCF, 7.5s, 2008 (Railroad & Shipping)                                  EUR 750             1,004,356
-----------------------------------------------------------------------------------------------------
Societe Generale Capital Trust I, 7.875s, 2049 (Banks &
Credit Companies)                                                           300               405,307
-----------------------------------------------------------------------------------------------------
Vivendi Environnement, 5.875s, 2008 (Pollution Control)                     250               309,297
-----------------------------------------------------------------------------------------------------
                                                                                          $15,422,559
-----------------------------------------------------------------------------------------------------
Germany - 6.4%
-----------------------------------------------------------------------------------------------------
Coca Cola Erfrischungsgetranke, 5.875s, 2005 (Food & Non
Alcoholic Beverages)                                                    EUR 600              $724,078
-----------------------------------------------------------------------------------------------------
DaimlerChrysler AG, 8.5s, 2031 (Automotive)                               1,251             1,402,974
-----------------------------------------------------------------------------------------------------
DePfa Deutsche Pfandbriefbk, 5.5s, 2010 (Corporate Asset-
Backed)                                                                     960             1,204,719
-----------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75s, 2030
(Telecommunications - Wireline)                                          $1,414             1,778,890
-----------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4s, 2009                                   EUR 716               841,387
-----------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4.5s, 2009                                  21,107            25,404,791
-----------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25s, 2010                                  1,209             1,506,946
-----------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25s, 2008 (Banks &
Credit Compaines)                                                         1,705             1,955,404
-----------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 4.75s, 2006 (Banks &
Credit Companies)                                                           750               907,523
-----------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875s, 2009 (Chemicals)                         95               114,160
-----------------------------------------------------------------------------------------------------
                                                                                          $35,840,872
-----------------------------------------------------------------------------------------------------
Greece - 0.2%

-----------------------------------------------------------------------------------------------------
Republic of Greece, 3.5s, 2008                                          EUR 592              $684,223
-----------------------------------------------------------------------------------------------------
Republic of Greece, 4.6s, 2013                                              370               435,734
-----------------------------------------------------------------------------------------------------
                                                                                           $1,119,957
-----------------------------------------------------------------------------------------------------
Ireland - 1.4%
-----------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625s, 2012 (Forest & Paper
Products)                                                                  $940            $1,043,400
-----------------------------------------------------------------------------------------------------
Bank of Ireland UK Holdings, 7.4s, 2049 (Banks & Credit
Companies)                                                              EUR 500               666,327
-----------------------------------------------------------------------------------------------------
Chalet Finance 1 PLC, 2.33s, 2013 (Home Loans)                              300               350,501
-----------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25s, 2007                                          2,322             2,781,413
-----------------------------------------------------------------------------------------------------
Republic of Ireland, 3.25s, 2009                                          1,662             1,884,603
-----------------------------------------------------------------------------------------------------
Republic of Ireland, 5s, 2013                                               868             1,060,098
-----------------------------------------------------------------------------------------------------
                                                                                           $7,786,342
-----------------------------------------------------------------------------------------------------
Italy - 1.6%
-----------------------------------------------------------------------------------------------------
Republic of Italy, 4.5s, 2007                                         EUR 1,271            $1,532,344
-----------------------------------------------------------------------------------------------------
Republic of Italy, 4.5s, 2005                                             4,745             5,669,177
-----------------------------------------------------------------------------------------------------
Republic of Italy, 4.75s, 2013                                               34                40,700
-----------------------------------------------------------------------------------------------------
Republic of Italy, 5.25s, 2017                                              370               453,605
-----------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25s, 2013 (Telecommunications -
Wireline)#                                                               $1,425             1,413,916
-----------------------------------------------------------------------------------------------------
                                                                                           $9,109,742
-----------------------------------------------------------------------------------------------------
Japan - 0.9%
-----------------------------------------------------------------------------------------------------
UFJ Holdings, Inc., 6.75s, 2013 (Banks & Credit
Companies)                                                               $4,612            $4,828,524
-----------------------------------------------------------------------------------------------------

Kazakhstan - 0.5%
-----------------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625s, 2010 (Oils)#                                $36               $39,420
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125s, 2007 (Banks &
Credit Companies)#                                                          250               275,000
-----------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5s, 2013 (Banks &
Credit Companies)#                                                        1,361             1,354,195
-----------------------------------------------------------------------------------------------------
KazTransOil Co., 8.5s, 2006 (Oil Services)#                               1,137             1,199,535
-----------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 7.875s, 2010 (Banks & Credit
Companies)#                                                                  39                38,025
-----------------------------------------------------------------------------------------------------
Turanelem Finance B.V., 7.875s, 2010 (Banks & Credit
Companies)#                                                                  10                 9,750
-----------------------------------------------------------------------------------------------------
                                                                                           $2,915,925
-----------------------------------------------------------------------------------------------------
Luxembourg - 0.1%

-----------------------------------------------------------------------------------------------------
Credit Suisse Group, 7.974s, 2010 (Banks & Credit
Companies)                                                              EUR 265              $356,784
-----------------------------------------------------------------------------------------------------

Malaysia - 0.4%
-----------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875s, 2022 (Oil Services)#                        $987            $1,119,291
-----------------------------------------------------------------------------------------------------
Petroliam Nasional, 7.75s, 2015 (Oils)                                      999             1,165,833
-----------------------------------------------------------------------------------------------------
                                                                                           $2,285,124
-----------------------------------------------------------------------------------------------------
Mexico - 2.5%
-----------------------------------------------------------------------------------------------------
Grupo Televisa S.A. de C.V., 8.5s, 2032 (Broadcast &
Cable TV)                                                                $1,866            $1,959,300
-----------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V., 12s, 2008 (Electronics)                          42                44,835
-----------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5s, 2027 (Oils)                                      302               351,075
-----------------------------------------------------------------------------------------------------
BBVA Bancomer, 10.5s, 2011 (Banks & Credit Companies)#                    1,240             1,391,900
-----------------------------------------------------------------------------------------------------
Innova S de R. L. De C.V., 9.375s, 2013 (Wireless
Communications)#                                                            711               716,332
-----------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69s, 2009 (Energy - Integrated)                       905             1,054,325
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125s, 2010 (Quasi-
Government)                                                                 980             1,146,600
-----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625s, 2022 (Quasi-
Governement)                                                              2,834             3,089,060
-----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25s, 2007 (Transportation -
Services)                                                                    15                15,300
-----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 11.75s, 2009 (Transportation -
Services)                                                                    16                16,120
-----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5s, 2012 (Transportation - Services)                   344               378,400
-----------------------------------------------------------------------------------------------------
United Mexican States, 8.125s, 2019                                         107               118,235
-----------------------------------------------------------------------------------------------------
United Mexican States, 8s, 2022                                              24                26,100
-----------------------------------------------------------------------------------------------------
United Mexican States, 11.5s, 2026                                        2,673             3,822,390
-----------------------------------------------------------------------------------------------------
United Mexican States, 8.3s, 2031                                            12                13,332
-----------------------------------------------------------------------------------------------------
                                                                                          $14,143,304
-----------------------------------------------------------------------------------------------------
Netherlands - 1.1%
-----------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.125s, 2012
(Telecomnunications - Wireline)                                         EUR 130              $183,312
-----------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75s, 2009                                       3,364             3,901,040
-----------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5s, 2012                                          1,722             2,111,192
-----------------------------------------------------------------------------------------------------
                                                                                           $6,195,544
-----------------------------------------------------------------------------------------------------
New Zealand - 0.5%
-----------------------------------------------------------------------------------------------------
Government of New Zealand, 8s, 2006                                     NZD 315              $204,206
-----------------------------------------------------------------------------------------------------
Government of New Zealand, 7s, 2009                                       2,682             1,715,141
-----------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5s, 2013                                     1,504               940,969
-----------------------------------------------------------------------------------------------------
                                                                                           $2,860,316
-----------------------------------------------------------------------------------------------------
Panama - 0.3%
-----------------------------------------------------------------------------------------------------
Republic of Panama, 1.938s, 2016                                           $174              $150,601
-----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2023                                             99               107,415
-----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375s, 2029                                          1,030             1,169,050
-----------------------------------------------------------------------------------------------------
                                                                                           $1,427,066
-----------------------------------------------------------------------------------------------------
Philippines
-----------------------------------------------------------------------------------------------------
Philippines Republic, 9.375s, 2017                                          $77               $81,716
-----------------------------------------------------------------------------------------------------

Poland - 0.3%
-----------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25s, 2009 (Wireless
Communications)                                                          $1,314            $1,435,545
-----------------------------------------------------------------------------------------------------

Portugal - 0.2%
-----------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45s, 2013                                     EUR 1,067            $1,339,129
-----------------------------------------------------------------------------------------------------

Qatar - 0.2%
-----------------------------------------------------------------------------------------------------
State of Qatar, 9.75s, 2030#                                                $20               $27,800
-----------------------------------------------------------------------------------------------------
State of Qatar, 9.75s, 2030                                                 735             1,014,300
-----------------------------------------------------------------------------------------------------
                                                                                           $1,042,100
-----------------------------------------------------------------------------------------------------
Russia - 1.3%
-----------------------------------------------------------------------------------------------------
Gazprom, 9.625s, 2013 (Utilities - Gas)#                                   $200              $217,000
-----------------------------------------------------------------------------------------------------
Mobile TeleSystems Finance S.A., 9.75s, 2008 (Wireless
Communications)#                                                             19                20,187
-----------------------------------------------------------------------------------------------------
Mobile TeleSystems Finance S.A., 8.375s, 2010 (Wireless
Communications)#                                                          1,344             1,323,840
-----------------------------------------------------------------------------------------------------
Russian Federation, 3s, 2011                                                380               286,900
-----------------------------------------------------------------------------------------------------
Russian Federation, 11s, 2018#                                              113               150,968
-----------------------------------------------------------------------------------------------------
Russian Federation, 5s, 2030#                                             1,433             1,336,904
-----------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75s, 2009 (Energy - Integrated)                        780               832,650
-----------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11s, 2007 (Oil Services)                                  1,560             1,770,600
-----------------------------------------------------------------------------------------------------
Vimplecom B.V., 10.45s, 2005 (Wireless Communications)#                   1,551             1,638,244
-----------------------------------------------------------------------------------------------------
                                                                                           $7,577,293
-----------------------------------------------------------------------------------------------------
Singapore - 0.2%
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5s, 2013 (Electronics)#                $1,130            $1,115,875
-----------------------------------------------------------------------------------------------------

Spain - 1.3%
-----------------------------------------------------------------------------------------------------
Kingdom of Spain, 6s, 2008                                            EUR 2,034            $2,594,331
-----------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35s, 2011                                             2,797             3,505,511
-----------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 9.625s, 2009
(Advertising & Broadcasting)                                              1,400             1,452,500
-----------------------------------------------------------------------------------------------------
                                                                                           $7,552,342
-----------------------------------------------------------------------------------------------------
Supra-National - 0.2%
-----------------------------------------------------------------------------------------------------
European Investment Bank, 5.375s, 2012 (Banks & Credit
Companies)                                                              EUR 750              $937,994
-----------------------------------------------------------------------------------------------------

Sweden - 0.3%
-----------------------------------------------------------------------------------------------------
Assa Abloy AB, 5.125s, 2006 (Consumer Goods & Services)                 EUR 130              $157,200
-----------------------------------------------------------------------------------------------------
Spintab AB, 5s, 2008 (Banks & Credit Companies)                      SEK 10,000             1,298,513
-----------------------------------------------------------------------------------------------------
                                                                                           $1,455,713
-----------------------------------------------------------------------------------------------------
Turkey
-----------------------------------------------------------------------------------------------------
Republic of Turkey, 9.5s, 2014                                              $25               $26,750
-----------------------------------------------------------------------------------------------------
Republic of Turkey, 11.875s, 2030                                           161               201,451
-----------------------------------------------------------------------------------------------------
                                                                                             $228,201
-----------------------------------------------------------------------------------------------------
Ukraine - 0.2%
-----------------------------------------------------------------------------------------------------
Republic of Ukraine, 7.65s, 2013#                                          $973              $975,432
-----------------------------------------------------------------------------------------------------

United Kingdom - 2.4%
-----------------------------------------------------------------------------------------------------
Abbey National Capital, 8.963s, 2049 (Banks & Credit
Companies)                                                               $2,109            $2,797,392
-----------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4s, 2011 (Aerospace)#                       1,922             2,059,788
-----------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55s, 2049 (Banks & Credit
Companies)#                                                               2,141             2,626,230
-----------------------------------------------------------------------------------------------------
Telewest Communications PLC, 9.625s, 2006 (Broadcast &
Cable TV) (In Default)                                                      350               185,500
-----------------------------------------------------------------------------------------------------
Global TeleSystems, Inc., 10.875s, 2008
(Telecommunications - Wireline) (In Default)                                165                    17
-----------------------------------------------------------------------------------------------------
Europa Two Ltd., 2.472s, 2027 (Corporate Asset-Backed)                  EUR 392               454,827
-----------------------------------------------------------------------------------------------------
Granite Mortgages PLC, 1s, 2042 (Residential Mortgage-
Backed)                                                                     350               426,408
-----------------------------------------------------------------------------------------------------
National Westminster Bank PLC, 6.625s, 2049 (Banks &
Credit Companies)                                                           330               421,741
-----------------------------------------------------------------------------------------------------
NGG Finance PLC, 5.25s, 2006 (Utilities - Electric Power)                   200               241,700
-----------------------------------------------------------------------------------------------------
OTE Telecommunications PLC, 6.125s, 2007
(Telecommunications - Wireline)                                             195               241,258
-----------------------------------------------------------------------------------------------------
Pearson PLC, 6.125s, 2007 (Printing & Publishing)                           135               167,324
-----------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125s, 2006 (Advertising &
Broadcasting)                                                               230               250,807
-----------------------------------------------------------------------------------------------------
Rolls Royce PLC, 6.375s, 2007 (Aerospace)                                   300               376,111
-----------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25s, 2007                                  GBP 1,562             2,876,629
-----------------------------------------------------------------------------------------------------
Vodafone Airtouch PLC, 5.75s, 2006 (Wireless
Communications)                                                         EUR 140               173,135
-----------------------------------------------------------------------------------------------------
                                                                                          $13,298,867
-----------------------------------------------------------------------------------------------------
Venezuela - 0.2%
-----------------------------------------------------------------------------------------------------
Republic of Venezuela, 1.875s, 2007                                        $107               $98,837
-----------------------------------------------------------------------------------------------------
Republic of Venezuela, 10.75s, 2013#                                        942               890,190
-----------------------------------------------------------------------------------------------------
                                                                                             $989,027
-----------------------------------------------------------------------------------------------------

Vietnam
-----------------------------------------------------------------------------------------------------
Republic of Vietnam, 3.5s, 2028                                            $166              $115,333
-----------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                      $190,200,879
-----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $514,261,266)                                              $545,496,267
-----------------------------------------------------------------------------------------------------

Convertible Bonds - 0.2%
-----------------------------------------------------------------------------------------------------
U.S. Bonds - 0.2%
-----------------------------------------------------------------------------------------------------
Wireless Communications - 0.2%
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25s, 2010                                 $1,300            $1,248,000
-----------------------------------------------------------------------------------------------------

Foreign Bonds
-----------------------------------------------------------------------------------------------------
United Kingdom
-----------------------------------------------------------------------------------------------------
Fortis Capital Co., 6.25s, 2049 (Banks & Credit
Companies)                                                              EUR 155              $190,761
-----------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $1,364,348)                                      $1,438,761
-----------------------------------------------------------------------------------------------------

Stocks - 0.2%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 0.2%
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
-----------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                      5,720              $371,800
-----------------------------------------------------------------------------------------------------

Basic Industry
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                                  812               $10,621
-----------------------------------------------------------------------------------------------------

Tobacco
-----------------------------------------------------------------------------------------------------
Reynolds (RJ) Tobacco Holdings, Inc.                                      2,302              $110,565
-----------------------------------------------------------------------------------------------------

Utilities - Telephone - 0.1%
-----------------------------------------------------------------------------------------------------
ITC Deltacom, Inc.*                                                     112,647              $591,397
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,666,653)                                                 $1,084,383
-----------------------------------------------------------------------------------------------------

Warrants
-----------------------------------------------------------------------------------------------------
U.S. Warrants
-----------------------------------------------------------------------------------------------------
Loral Orion Network Systems, Inc., Expire 1/15/07
(Business Services)*                                                      1,625                   $40
-----------------------------------------------------------------------------------------------------
Loral Orion Network Systems, Inc., Expire 1/15/07
(Business Services)*                                                        700                    20
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., Expire 5/23/04 (Basic
Industry)*                                                                1,285                 1,157
-----------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., Expire 5/23/06 (Basic
Industry)*                                                                  777                   777
-----------------------------------------------------------------------------------------------------
Total U.S. Warrants                                                                            $1,994
-----------------------------------------------------------------------------------------------------

Foreign Warrants
-----------------------------------------------------------------------------------------------------
Ono Finance PLC, Expire 2/15/20 (Broadcast & Cable TV)                    1,000                   $10
-----------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $185,913)                                                     $2,004
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.4%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, LP dated 10/31/03 due 11/03/03,
total to be received $7,909,692 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                                 $7,909            $7,909,000

-----------------------------------------------------------------------------------------------------

Put Options Purchased
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
                                                               OF CONTRACTS
ISSUER/EXPIRATION MONTH/STRIKE PRICE                          (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Brazil Federal Republic Bonds/December/91.825                              $271                $1,951
-----------------------------------------------------------------------------------------------------
Venezuela/December/85                                                       105                   745
-----------------------------------------------------------------------------------------------------
Total Put Options Purchased (Premiums Paid, $9,937)                                            $2,696
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $526,397,117)                                        $555,933,111
-----------------------------------------------------------------------------------------------------

Put Options Written - (0.0)%
-----------------------------------------------------------------------------------------------------
Brazilian Government Bonds/December/91.75                               BRL 135                 $(948)
-----------------------------------------------------------------------------------------------------
South African Rand/December/9.32                                      ZAR 4,660                   $--
-----------------------------------------------------------------------------------------------------
Total Put Options Written (Premiums Received, $17,020)                                          $(948)
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.4%                                                       7,828,182
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $563,760,345
-----------------------------------------------------------------------------------------------------
* Non-income producing security.
# SEC Rule 144A restriction.
+ Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

  ARS = Argentine Peso                      MXN = Mexican Peso
  AUD = Australian Dollar                   NZD = New Zealand Dollar
  BRL = Brazilian Real                      PLN = Polish Zloty
  CAD = Canadian Dollar                     RUB = Russian Ruble
  CLP = Chilean Peso                        SEK = Swedish Krona
  CNY = Chinese Yuan                        SGD = Singapore Dollar
  COP = Colombian Peso                      THB = Thai Baht
  DKK = Danish Krone                        TRL = Turkish Lira
  EUR = Euro                                TWD = Taiwan New Dollar
  GBP = British Pound                       UYU = Uraguayan Peso
  IDR = Indonesian Rupiah                   ZAR = South African Rand

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/03

ASSETS

Investments, at value (identified cost, $526,397,117)             $555,933,111
-----------------------------------------------------------------------------------------------------
Cash                                                                   216,282
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $1,217)                     1,242
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts           1,503,676
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                        387,155
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    9,960,343
-----------------------------------------------------------------------------------------------------
Other assets                                                           154,555
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $568,156,364
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable to dividend disbursing agent                                  $233,006
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts              1,143,357
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    2,323,381
-----------------------------------------------------------------------------------------------------
Payable for trust shares reacquired                                     83,870
-----------------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received,
$17,020)                                                                   948
-----------------------------------------------------------------------------------------------------
Payable for daily variation margin on open future contracts             59,641
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        11,385
-----------------------------------------------------------------------------------------------------
  Transfer and dividend disbursing agent fee                            13,642
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 526,789
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $4,396,019
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $563,760,345
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

NET ASSETS CONSIST OF

Paid-in capital                                                   $632,782,515
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        29,954,893
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (90,560,905)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income        (8,416,158)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $563,760,345
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (89,758,854
issued, less 6,388,302 treasury shares)                                                    83,370,552
-----------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $563,760,345 /
83,370,552 shares of beneficial interest outstanding)                                           $6.76
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 10/31/03

NET INVESTMENT INCOME

Interest income                                                    $36,989,555
-----------------------------------------------------------------------------------------------------
Dividends                                                               15,910
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $37,005,465
-----------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $3,956,816
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                                94,137
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        346,212
-----------------------------------------------------------------------------------------------------
  Transfer and dividend disbursing agent fee                           182,836
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    54,381
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         49,820
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             3,576
-----------------------------------------------------------------------------------------------------
  Postage                                                               43,985
-----------------------------------------------------------------------------------------------------
  Printing                                                              72,607
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        396,066
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $5,200,436
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (16,612)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $5,183,824
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $31,821,641
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                          $25,146,731
-----------------------------------------------------------------------------------------------------
  Written option transactions                                            2,258
-----------------------------------------------------------------------------------------------------
  Futures transactions                                                                    $(1,172,652)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                          $(15,887,764)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                               $8,088,573
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)

-----------------------------------------------------------------------------------------------------
  Investments                                                      $28,647,462
-----------------------------------------------------------------------------------------------------
  Written options                                                       16,072
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                      2,371
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                           1,755,289
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                               $30,421,194
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                  $38,509,767
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $70,331,408
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                            2003                     2002
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                            $31,821,641              $34,676,335
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              8,088,573              (34,318,848)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                       30,421,194               11,488,644
-----------------------------------------------------------     ------------            -------------
Increase in net assets from operations                           $70,331,408              $11,846,131
-----------------------------------------------------------     ------------            -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                      $(33,246,025)            $(35,951,308)
-----------------------------------------------------------------------------------------------------

TRUST SHARE (PRINCIPAL) TRANSACTIONS

Cost of shares reacquired                                        $(2,269,553)             $(1,717,045)
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          $34,815,830             $(25,822,222)
-----------------------------------------------------------     ------------            -------------

NET ASSETS

At beginning of period                                          $528,944,515             $554,766,737
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $8,416,158 and
$534,911, respectively)                                         $563,760,345             $528,944,515
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 10/31
                                                     2003              2002              2001             2000            1999
Net asset value, beginning of period                $6.32             $6.60             $6.69            $7.03           $7.17
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)
  Net investment income                             $0.38             $0.41             $0.51            $0.58           $0.56
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.46             (0.26)            (0.06)           (0.40)          (0.14)
----------------------------------------------    -------            ------            ------           ------          ------
Total from investment operations                    $0.84             $0.15             $0.45            $0.18           $0.42
----------------------------------------------    -------            ------            ------           ------          ------

LESS DISTRIBUTIONS
  From net investment income                       $(0.40)           $(0.43)           $(0.49)          $(0.41)         $(0.57)
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                --             (0.05)           (0.17)             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                $(0.40)           $(0.43)           $(0.54)          $(0.58)         $(0.57)
----------------------------------------------    -------            ------            ------           ------          ------
Net increase from repurchase of capital
shares                                              $0.00+            $0.00+            $0.00+           $0.06           $0.01
----------------------------------------------    -------            ------            ------           ------          ------
Net asset value, end of period                      $6.76             $6.32             $6.60            $6.69           $7.03
----------------------------------------------    -------            ------            ------           ------          ------
Per share market value, end of period               $6.41             $5.69             $6.06            $6.00           $6.06
----------------------------------------------    -------            ------            ------           ------          ------
Total return at market value (%)                    20.11              0.72*             9.83             8.84            2.81
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
Expenses##                                           0.94              0.96              1.06             1.06            1.05
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                             5.76              6.49              7.65             8.23            7.80
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    126               152               103               82              98
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                    $563,760          $528,945          $554,767         $567,191        $641,213
------------------------------------------------------------------------------------------------------------------------------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  + Per share data is less than $0.01.
(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.01%. Per share, ratios, and supplemental data for years prior to October 30, 2002 have not been restated to reflect this change in presentation.
  * As revised, to reflect post closing activity on the NYSE at October 31, 2002. Such amount was previously reported as 0.90%.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Multimarket Income Trust (the trust) is a non-diversified trust that is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the trust's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Forward contracts and currency options will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. All other securities (other than short-term obligations), futures contracts and options in the trust's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, futures contracts or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS trust selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets and accrued expenses and other liabilities is $76,213 of Deferred Trustees" Compensation.

WRITTEN OPTIONS - The trust may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the trust realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the trust. The trust, as writer of an option, may have no control over whether the underlying securities may be sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the trust's management on the direction of interest rates.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. The trust's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the trust's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the trust has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the trust at a future date, usually beyond customary settlement time.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended
October 31, 2003 and October 31, 2002 was as follows:

                                                    10/31/03           10/31/02
Distributions declared from:

-------------------------------------------------------------------------------
  Ordinary income                                $33,246,025        $35,951,308
-------------------------------------------------------------------------------
  Long-term capital gain                                   0                  0
-------------------------------------------------------------------------------
                                                 $33,246,025        $35,951,308
-------------------------------------------------------------------------------
  Tax return of capital                                    0                  0
-------------------------------------------------------------------------------
Total distributions declared                     $33,246,025        $35,951,308
-------------------------------------------------------------------------------

During the year ended October 31, 2003 accumulated distributions in excess of net investment income increased by $6,456,863, accumulated net realized loss on investments and foreign currency transactions decreased by $6,455,775, and paid-in capital increased by $1,088 due to differences between book and tax accounting for mortgage-backed securities, currency transactions, the offset of net investment loss against short-term capital gains, amortization and accretion on debt securities, market discount, capital losses, etc. This change had no effect on the net assets or net asset value per share.

As of October 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                            $249,409
      ------------------------------------------------------------------
      Capital loss carryforward                             (86,321,808)
      ------------------------------------------------------------------
      Unrealized appreciation                                25,352,988
      ------------------------------------------------------------------
      Other temporary differences                            (8,302,759)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

      EXPIRATION DATE

      October 31, 2007                                      $(6,254,941)
      ------------------------------------------------------------------
      October 31, 2008                                      (19,415,923)
      ------------------------------------------------------------------
      October 31, 2009                                      (22,359,865)
      ------------------------------------------------------------------
      October 31, 2010                                      (38,291,079)
      ------------------------------------------------------------------
      Total                                                $(86,321,808)
      ------------------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.34% of the trust's average daily net assets and 5.40% of investment income. Management fees incurred for the year ended October 31, 2003 were 0.72% of average daily net assets on an annualized basis.

The trust pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The trust has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees" compensation is a net increase of $14,569 as a result of the change in the trust's pension liability for active Trustees and a pension expense of $16,170 for inactive trustees for the year ended October 31, 2003.

ADMINISTRATOR - The trust has an administrative services agreement with MFS to provide the trust with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the trust pays MFS an administrative fee not to exceed the following annual percentage rates of the trust's average daily net assets:

      First $2 billion                                           0.0175%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0130%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0005%
      ------------------------------------------------------------------
      In excess of $7 billion                                    0.0000%
      ------------------------------------------------------------------

TRANSFER AGENT - MFSC acts as registrar and dividend disbursing agent for the trust. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment and will reimburse MFSC for reasonable out-of-pocket expenses.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES             SALES

U.S. government securities                        $119,156,033      $210,737,601
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $564,052,665      $496,088,626
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                       $530,635,497
      ------------------------------------------------------------------
      Gross unrealized appreciation                         $33,169,265
      ------------------------------------------------------------------
      Gross unrealized depreciation                          (7,871,651)
      ------------------------------------------------------------------
      Net unrealized appreciation                           $25,297,614
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized 89,758,854 full and fractional shares of beneficial interest and have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. The trust repurchased 381,600 shares of beneficial interest during the year ended October 31, 2003 at an average price per share of $5.95 and a weighted average discount of 8.90% per share. The trust repurchased 294,300 shares of beneficial interest during the year ended October 31, 2002, at an average price per shares of $5.83 and a weighted average discount of 9.43% per share. Transactions in trust shares were as follows:

                                            Year ended 10/31/03                 Year ended 10/31/02
                                         SHARES            AMOUNT            SHARES            AMOUNT
Treasury shares reacquired                 (381,600)       $(2,269,553)        (294,300)       $(1,717,045)
-----------------------------------------------------------------------------------------------------------
Net decrease                               (381,600)       $(2,269,553)        (294,300)       $(1,717,045)
-----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust, and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the trust for the year ended October 31, 2003 was $4,317. The trust had no borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written Option Transactions

                                                 NUMBER OF        PREMIUMS
                                                 CONTRACTS        RECEIVED
Outstanding, beginning of period                    --              $--
--------------------------------------------------------------------------
Options written                                      4             21,679
--------------------------------------------------------------------------
Options exercised                                   (1)           (2,401)
--------------------------------------------------------------------------
Options expired                                     (1)           (2,258)
--------------------------------------------------------------------------
Outstanding, end of period                           2            $17,020
--------------------------------------------------------------------------

At October 31, 2003 the trust had sufficient cash and/or securities at least equal to the value of the written options.

Forward Foreign Currency Exchange Contracts

-----
SALES
-----
                                CONTRACTS TO                                                NET UNREALIZED
                                  DELIVER/             IN EXCHANGE        CONTRACTS          APPRECIATION
  SETTLEMENT DATE                 RECEIVE                  FOR             AT VALUE         (DEPRECIATION)

-----------------------------------------------------------------------------------------------------------
                  11/03/03  AUD        3,308,810        $2,331,387        $2,342,394           $(11,007)
         11/03/03-01/13/04  CAD        9,067,639         6,717,472         6,864,779           (147,307)
                  12/17/03  DKK       20,189,606         3,173,618         3,149,283             24,335
         11/03/03-01/13/04  EUR      142,382,236       166,350,636       165,132,863          1,217,773
         11/03/03-01/13/04  GBP        3,242,680         5,414,797         5,494,136            (79,339)
                  11/24/03  MXN        2,896,708           260,000           261,289             (1,289)
         11/03/03-12/17/03  NZD        9,633,240         5,735,653         5,883,207           (147,554)
         11/03/03-01/13/04  SEK       12,584,044         1,605,373         1,609,309             (3,936)
                  11/03/03  SGD          544,256           313,268           312,823                 445
                  11/10/03  TRL  305,591,003,470           211,094           204,737               6,357
                                                      ------------      ------------           --------
                                                      $192,113,298      $191,254,820           $858,478
                                                      ============      ============           ========
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
---------
PURCHASES
---------

                  11/21/03  ARS          145,890           $51,263           $50,619              $(644)
         11/03/03-01/13/04  AUD        6,617,620         4,524,356         4,666,945            142,589
                  11/24/03  BRL          290,000           100,000           100,443                443
         11/03/03-12/17/03  CAD        6,628,532         4,996,182         5,022,876             26,694
                  11/24/03  CLP       95,925,000           150,000           153,037              3,037
                  07/12/04  CNY        1,830,988           224,763           225,848              1,085
                  11/14/03  COP      274,333,000            94,497            95,026                529
                  12/17/03  DKK        4,262,782           674,822           664,932             (9,890)
         11/03/03-01/13/04  EUR       73,799,946        86,378,115        85,670,376           (707,739)
         11/03/03-01/13/04  GBP        3,536,351         5,914,976         5,989,411             74,435
                  11/28/03  IDR      866,500,000           102,049           101,448               (601)
                  11/24/03  MXN        8,814,849           790,683           795,116              4,433
                  11/03/03  NZD        4,816,620         2,950,180         2,948,952             (1,228)
                  11/24/03  PLN        1,184,531           299,766           292,992             (6,774)
                  11/21/03  RUB        6,230,000           207,046           207,152                106
                  11/03/03  SEK        5,390,135           696,304           690,483             (5,821)
         11/03/03-11/28/03  SGD        1,440,492           832,308           828,007             (4,301)
                  11/21/03  THB       12,015,000           300,000           300,011                 11
         11/10/03-11/24/03  TRL  877,468,253,470           595,966           584,285            (11,681)
                  11/07/03  TWD        8,587,000           256,405           253,099             (3,306)
                  11/14/03  UYU        2,616,000            92,458            91,518               (940)
                  11/14/03  ZAR          562,033            80,010            81,414              1,404
                                                      ------------      ------------           --------
                                                      $110,312,149      $109,813,990          $(498,159)
                                                      ============      ============           ========
-----------------------------------------------------------------------------------------------------------

At October 31, 2003, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                      UNREALIZED
                                                                    APPRECIATION
DESCRIPTION                EXPIRATION    CONTRACTS     POSITION   (DEPRECIATION)

U.S. Treasury Notes     December 2003          173        Short          $3,361
--------------------------------------------------------------------------------
U.S. Treasury Notes     December 2003            1        Short           $(990)
--------------------------------------------------------------------------------
                                                                          $2,371
--------------------------------------------------------------------------------

At October 31, 2003, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The trust may invest not more than 10% of its total assets in securities which are subject to legal or contractual restrictions on resale. At October 31, 2003, the trust owned the following restricted security, excluding securities issued under Rule 144A, constituting 0.01% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The trust does not have the right to demand that such security be registered. The value of this security is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                   SHARE/
                                     DATE OF    PRINCIPAL
DESCRIPTION                      ACQUISITION       AMOUNT       COST     VALUE

DLJ Mortgage Acceptance Corp.         4/9/01       59,905    $54,963   $59,669
------------------------------------------------------------------------------

(9) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. Prior to November 1, 2001 the trust did not amortize premium nor accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the trust, but resulted in a $3,979,555 reduction in cost of securities and a corresponding $3,979,555 decrease in net unrealized depreciation, based on securities held by the fund on November 1, 2001.

The effect of this change for the year ended October 31, 2002 was to increase net investment income by $42,664, increase net unrealized depreciation by $522,757, and decrease net realized losses by $565,421. The Statement of Changes in Net Assets and Financial Highlights for prior periods has not been restated to reflect this change in presentation.

(10) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the Trust's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC is considering whether to institute an enforcement action against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding against MFS relating to these practices. MFS continues to discuss these matters with the SEC and the NYAG. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

In December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, were named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds" shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS" mutual fund business.

These regulatory developments do not relate to closed-end investment companies such as the Trust, and the Trust has not been named as a defendant in any of the aforementioned lawsuits. Although MFS does not believe that these lawsuits will have a material adverse effect on the Trust, there can be no assurance that the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in an increase in the market discount of the Trust's shares or other adverse consequences to the Trust.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees and Shareholders of MFS Multimarket Income Trust:

We have audited the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Multimarket Income Trust at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                               /s/ ERNST & YOUNG LLP
Boston, Massachusetts
December 12, 2003

------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years" duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)
INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

PORTFOLIO MANAGERS                                       JP Morgan Chase Bank
Peter C. Vaream(1)                                       One Chase Manhattan Plaza
                                                         New York, NY 10081

                                                         AUDITORS
                                                         Ernst & Young LLP
(1) MFS Investment Management

------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS
-------------------------------------------------------------------------------

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:      State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

NUMBER OF SHAREHOLDERS

As of October 31, 2003, our records indicate that there are 672 registered shareholders and approximately 5,400 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:
               State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

[logo] M F S(R)
500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116
                                                             MMT-ANN-12/03 75M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. [Applicable for annual reports filed for the first fiscal year ending after December 15, 2003 (beginning with annual N-CSR filings at the end of February, 2004 for December 31, 2003 reporting period.)]

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time. [Applicable for closed-end fund annual reports covering periods ending on or after the compliance date for the listing standards applicable to the closed-end fund. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.]

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Trustees and the Board of Managers of the investment companies (the "MFS Funds") advised by Massachusetts Financial Services Company ("MFS") have delegated to MFS the right and obligation to vote proxies for shares that are owned by the MFS Funds, in accordance with MFS' proxy voting policies and procedures (the "MFS Proxy Policies"). The MFS Proxy Policies are set forth below:

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

                      PROXY VOTING POLICIES AND PROCEDURES

                               SEPTEMBER 17, 2003

         Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below, with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies included within the MFS Family of Funds (the "MFS Funds").

         These policies and procedures include:

                  A. Voting Guidelines;

                  B. Administrative Procedures;

                  C. Monitoring System;

                  D. Records Retention; and

                  E. Reports.

     A.  VOTING GUIDELINES

         1.       GENERAL POLICY; POTENTIAL CONFLICTS OF INTEREST

                  MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

                  MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, which are set forth below, that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion to vote these items in accordance with this guiding principle. These underlying guidelines are simply that - guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from these guidelines.

                  As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to the different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients.

                  From time to time, MFS receives comments on these guidelines and regarding particular voting issues from its clients. Those comments are reviewed and considered periodically, and these guidelines are reviewed each year with MFS Equity Research Department management, the MFS Proxy Review Group and the MFS Proxy Consultant and are revised as appropriate.

                  These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting on all potential conflicts of interest.

         2.       MFS' POLICY ON SPECIFIC ISSUES

              NON-SALARY COMPENSATION PROGRAMS

                  Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices.

                  Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock at bargain prices is not favored. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold.

                  MFS votes against option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of restricted stock at deep discounts to fair market value. MFS generally votes against stock option plans that involve stock appreciation rights or the use of unexercised options to "buy" stock.

                  MFS opposes plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.

                  MFS votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

                  "GOLDEN PARACHUTES"

                  From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage of such officer's annual compensation. When put to a vote, MFS votes against very large golden parachutes.

                  ANTI-TAKEOVER MEASURES

                  In general, MFS votes against any measure that inhibits capital appreciation in a stock, including a possible takeover and any proposal that protects management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to board classification and super-majority requirements.

                  REINCORPORATION AND REORGANIZATION PROPOSALS

                  When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

                  DILUTION

                  There are many reasons for issuance of stock and most are legitimate. As noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

                  CONFIDENTIAL VOTING

                  MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

                  INDEPENDENCE OF BOARDS OF DIRECTORS AND COMMITTEES THEREOF

                  While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of various the audit committees of a board of directors, MFS supports proposals that would require that the Audit, Nominating and Compensation Committees be comprised entirely of directors who are deemed "independent" of the company.

                  INDEPENDENT AUDITORS

                  Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm. Some proposals would prohibit the provision of any non-audit services (unless approved in advance by the full board) whereas other proposals would cap non-audit fees so that such fees do not exceed a certain percentage of the audit fees. MFS supports such shareholder proposals that would cap non-audit fees at an amount deemed to be not excessive.

                  BEST PRACTICES STANDARDS

                  Best practices standards are rapidly evolving in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these changes. However, many issuers are not publicly registered, are not subject to these enhanced listing standards or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that -- within the circumstances of the environment within which the issuers operate
         - the proposal is consistent with the best long-term economic interests of our clients.

                  FOREIGN ISSUERS - SHARE BLOCKING

                  In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with these policies and procedures.

                  SOCIAL ISSUES

                  There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

                  The laws of various states may regulate how the interests of certain clients subject to those laws are voted. For example, the General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland; or (ii) any stocks, securities or obligations of any company so engaged.

                  Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these or similar state law questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

     B.  ADMINISTRATIVE PROCEDURES

         1.       MFS PROXY REVIEW GROUP

                  The administration of these policies and procedures is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

                  a. Reviews these policies and procedures at least annually and recommends any amendments considered to be necessary or advisable;

                  b. Determines whether any material conflicts of interest
                     exist with respect to instances in which (i) MFS seeks to override these guidelines and (ii) votes not clearly governed by these guidelines; and

                  c. Considers special proxy issues as they may arise from time to time.

                  The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

         2.       POTENTIAL CONFLICTS OF INTEREST

                  The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.

                  In cases where proxies are voted in accordance with these policies and guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these policies and guidelines, or (ii) matters presented for vote are not clearly governed by these policies and guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

                  a. Compare the name of the issuer of such proxy against a
                     list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

                  b. If the name of the issuer does not appear on the MFS
                     Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

                  c. If the name of the issuer appears on the MFS Significant
                     Client List, then the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

                  d. For all potential material conflicts of interest
                     identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests.

                  The MFS Proxy Review Group is responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated as necessary, but no less frequently than quarterly.

         3.       GATHERING PROXIES

                  Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFS (except in the case of certain institutional clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

                  MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group and most proxies can be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots and proxy statements can be printed from the Proxy Administrator's system and forwarded for review.

         4.       ANALYZING PROXIES

                  After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)(1) are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.(2)

--------
(1) Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor) for foreign issuers, including the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

(2) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group will determine the vote in what MFS believes to be the best long-term economic interests of its clients.

                  Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies summarized under "Voting Guidelines," and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

                  As a general matter, portfolio managers and investment analysts are consulted and involved in developing MFS' substantive proxy voting guidelines, but have little or no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize or remove the potential that proxy solicitors, issuers, and third parties might attempt to exert influence on the vote or might create a conflict of interest that is not in what MFS believes to be the best long-term economic interests of our clients. In limited, specific instances (e.g., mergers), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. The MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

                  As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be examined, explained and reported in accordance with the procedures set forth in these policies.

         5.       VOTING PROXIES

                  After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

     C.  MONITORING SYSTEM

                  It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

                  When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

     D.  RECORDS RETENTION

                  MFS will retain copies of these policies and procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for a period of six years. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.

     E.  REPORTS

                  MFS FUNDS

                  Periodically, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a listing of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and
         (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

                  ALL MFS ADVISORY CLIENTS

                  At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time. [Required for closed-end funds for periods ending on or after June 15, 2004 (beginning with N-CSR's filed at the end of August, 2004 for June 30, 2004 reporting period.)]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not required at this time. [Required for reporting periods ending after January 1, 2004 (beginning with N-CSR's filed at the end of March 2004, for January 31, 2004 reporting period).]

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

     (3) Any written solicitation to purchase securities under 23c-1 under the Act (17 C.F.R. 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable at this time. [For closed-end funds for periods ending on or after June 15, 2004 (beginning with N-CSR's filed at the end of August 2004 for June 30, 2004 reporting period.)]

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
     78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
     Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MULTIMARKET INCOME TRUST



By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President

Date:  January 5, 2004
---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President
                           (Principal Executive Officer)

Date:  January 5, 2004
---------------------------


By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date:   January 5, 2004
---------------------------


* Print name and title of each signing officer under his or her signature.